Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Income tax expense (benefit)	$ 2,003	$ 2,278	$ (91)	$ 3,854
Effective tax rate	(28.98%)	(170.25%)	0.65%	(177.50%)
Statutory federal income tax rate			21.00%